Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 22 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of recognized financial instruments at December 31, 2013 and 20112, as well as indication of where the instrument falls within the fair value hierarchy described in Note 20, are as follows (dollars in thousands):

			2013		2012
		Fair value	Carrying	Fair	Carrying	Fair
		hierarchy	amount	value	amount	value
FINANCIAL ASSETS
	Cash and cash equivalents	Level 1	$27,710	$27,710	$31,216	$31,216
	Securities	Level 2	257,509	257,509	242,395	242,395
	Loans, net	Level 3	470,706	485,760	316,952	323,143

Total			$755,925	$770,979	$590,563	$596,754

FINANCIAL LIABILITIES
	Deposits	Level 2	$688,921	$690,672	$511,940	$513,710
	Federal funds purchased and securities
	sold under repurchase agreements	Level 1	24,577	24,577	32,344	32,344
	Borrowed funds	Level 2	14,346	14,472	15,199	16,642

Total			$727,844	$729,721	$559,483	$562,696

The preceding summary does not include accrued interest receivable, cash surrender value of life insurance, dividends payable, and other liabilities which are also considered financial instruments.  The estimated fair value of such items is considered to be their carrying amount.

The Bank also has unrecognized financial instruments which relate to commitments to extend credit and standby letters of credit.  The contract amount of such financial instruments was $119,377,000 at December 31, 2013 and $94,111,000 at December 31, 2012.  The fair value of such instruments is not considered significant since they represent commitments at current interest rates.

The following methods and assumptions were used to estimate fair value of each class of financial instruments:

Cash and Cash Equivalents

Fair value is determined to be the carrying amount for these items because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities

The fair value of available-for-sale securities is determined based on quoted market prices of the individual securities or, if not available, estimated fair value was obtained by comparison to other known securities with similar risk and maturity characteristics.  Such value does not consider possible tax ramifications or estimated transaction costs.  The fair value of restricted stock is considered to be its carrying amount.

Loans

Fair value for loans is estimated for portfolios of loans with similar financial characteristics.  For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value.  For fixed-rate loans, the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans.  Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.  The estimated value of credit card loans is based on existing loans and does not include the value that relates to estimated cash flows from new loans generated from existing cardholders over the remaining life of the portfolio.

NOTE 22 - FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Deposit Liabilities

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand.  The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities.  The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other Financial Instruments

Federal funds purchased and securities sold under repurchase agreements are considered to be short-term borrowings and are valued at carrying value.  Borrowed funds are typically long-term in nature with fair value determined based on discounted cash flow analysis using current interest rates.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.